DEBT (Details Narrative)												1 Months Ended								9 Months Ended		12 Months Ended
	May 12, 2017 USD ($)	May 05, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 16, 2017 USD ($)	Aug. 04, 2016 USD ($) shares	May 04, 2016 USD ($)	Mar. 04, 2016 USD ($)	Feb. 05, 2016 USD ($)	Jan. 06, 2016 USD ($)	Nov. 05, 2015 USD ($)	Mar. 04, 2015 USD ($)	Mar. 23, 2017 USD ($) shares	Mar. 20, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 18, 2016 USD ($)	May 24, 2016 USD ($)	Apr. 22, 2016 USD ($)	Apr. 19, 2016 USD ($)	Nov. 16, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Jul. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 13, 2016 USD ($)	Dec. 31, 2015 USD ($)
SkyPharm [Member]
Short term debt borrowing capacity	$ 2,282,200																			$ 6,162,736
Description for the repayment	The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables.
Amortization of debt discount																				34,881
Term of credit facility	12 months
Credit facilty origination fee, percentage	2.00%
Monthly credit fee, percentage	1.00%
Monthly fees																				201,661
Origination fees | €																					€ 104,338
Grigorios Siokas [Member]
Short term debt borrowing capacity																				1,181
Debt outstanding amount														$ 5,276						7,088		$ 5,276
Loan Agreement 4 [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																			$ 43,624
Interest rate																			6.00%
Maturity date																			Nov. 15, 2016
Debt outstanding amount														42,208						35,439		42,208
Accrued interest														2,860						4,801		2,860
Repayment of debt																				11,813
Loan Agreement 5 [Member] | Panagiotis Drakopoulos [Member]
Short term debt borrowing capacity																													$ 32,718
Debt outstanding amount														17,938								17,938
Repayment of debt																				20,082		13,718
Loan Agreement 6 [Member]
Short term debt borrowing capacity								$ 21,104
Interest rate								6.00%
Accrued interest																				1,204
Loan Agreement 6 [Member] | Third party [Member]
Short term debt borrowing capacity																													$ 32,718
Repayment of debt																						32,718
Loan Agreement 7 [Member]
Short term debt borrowing capacity						$ 52,760	$ 52,760		$ 158,280
Interest rate							6.00%		1.00%
Maturity date							Mar. 04, 2017		Feb. 06, 2016
Accrued interest														483						886		483
Repayment of debt																						158,763
Loan Agreement 8 [Member]
Short term debt borrowing capacity								$ 21,104										$ 105,520
Interest rate								6.00%										6.00%
Maturity date																		Apr. 19, 2017
Debt outstanding amount														21,104								21,104
Accrued interest														1,150						3,662		1,150
Loan Agreement 9 [Member]
Short term debt borrowing capacity							$ 52,760										$ 40,098
Interest rate							6.00%										6.00%
Maturity date							Mar. 04, 2017										Apr. 22, 2017
Debt outstanding amount														52,760								52,760
Accrued interest														0						2,099		0
Loan Agreement 10 [Member]
Short term debt borrowing capacity																$ 52,760		$ 105,520
Interest rate																6.00%		6.00%
Maturity date																May 24, 2017		Apr. 19, 2017
Debt outstanding amount														105,520								105,520
Accrued interest														2,349						3,305		2,349
Repayment of debt																				59,065
Loan Agreement 11 [Member]
Short term debt borrowing capacity															$ 10,552		$ 40,098
Interest rate															10.00%		6.00%
Maturity date															Oct. 18, 2017		Apr. 22, 2017
Debt outstanding amount														40,098								40,098
Accrued interest														1,675						283		1,675
Repayment of debt																				11,813
Loan Agreement 12 [Member]
Short term debt borrowing capacity						$ 52,760
Interest rate						6.00%
Maturity date						May 04, 2017
Debt outstanding amount														52,760								52,760
Accrued interest														590								590
Loan Agreement 13 [Member]
Short term debt borrowing capacity																$ 52,760
Interest rate																6.00%
Maturity date																May 24, 2017
Debt outstanding amount														52,760								52,760
Accrued interest														1,928								1,928
Loan Agreement 14 [Member]
Short term debt borrowing capacity															$ 10,552
Interest rate															10.00%
Maturity date															Oct. 18, 2014
Debt outstanding amount														10,552								10,552
Accrued interest														214								214
Loan Agreement 3 [Member]
Short term debt borrowing capacity										$ 87,248
Proceeds from debt														76,342
Interest rate										5.00%
Maturity date										Nov. 05, 2016
Debt outstanding amount														68,588								68,588
Accrued interest														8,774								8,774
Repayment of debt																				64,972
Repayments of accounts receivable																				11,813
Loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity					$ 1,292,769
Interest rate					10.00%
Description for the repayment

The amounts owed under the Loan Facility shall be repayable upon the earlier of (i) three months following the demand of the lender; or (ii) August 31, 2018. No prepayment is permitted pursuant to the terms of the Loan Facility

Loan facility agreement [Member] | Grigorios Siokas [Member] | Synthesis facility agreement [Member]
Common stock shares reserved | shares					1,000,000
Amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity																												$ 1,533,020
Debt outstanding amount																												$ 240,251
Second amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity												$ 2,664,960		452,471								452,471	$ 342,327	$ 155,516	$ 250,000	$ 100,000	$ 174,000
Interest rate												10.00%
Maturity date												Aug. 04, 2016
Debt outstanding amount														2,509,444						3,007,287		2,509,444
Accrued interest														47,316						143,761		47,316
Description for the repayment												The amounts owed under the A&R Loan Facility shall be repayable upon the earlier of (i) seventy five days following the demand of the Lender; or (ii) August 31, 2018.
Common stock shares reserved | shares												1,000,000
Debt discount														126,624								126,624
Amortization of debt discount																				52,796		16,063
Bridge Loans [Member] | SkyPharm [Member]
Short term debt borrowing capacity		$ 34,745		$ 50,000									$ 118,130
Interest rate		10.00%		10.00%									10.00%
Maturity date		Sep. 30, 2017		Apr. 16, 2017									Apr. 20, 2017
Amended maturity date				May 16, 2017									May 20, 2017
Debt outstanding amount		$ 34,745		$ 50,000									$ 118,130
Accrued interest		$ 1,418		$ 4,518									$ 8,665
Loan Agreement 2 [Member]
Short term debt borrowing capacity										$ 21,812
Proceeds from debt														10,906
Interest rate										1.00%
Maturity date										Nov. 05, 2016
Debt outstanding amount														18,994						11,813		18,994
Accrued interest														437						514		$ 437
Repayment of debt														$ 2,110						9,450
Loan Agreement 1 [Member] | Angelo Drakopoulos [Member]
Short term debt borrowing capacity											$ 9,000
Repayments of outstanding bill											$ 9,000
Interest rate											8.00%
Maturity date											May 05, 2016
Debt outstanding amount											$ 9,000									9,000
Accrued interest											$ 814									$ 1,345
Decahedron [member] | SkyPharm [Member]
Short term debt borrowing capacity			$ 2,941,950
Description for the repayment			The total facility will be calculated as 95% of the agreed upon value of Decahedrons receivables
Term of credit facility			12 months
Credit facilty origination fee, percentage			2.00%
Monthly credit fee, percentage			1.00%
Subsequent Event [Member] | Second amendment to loan facility agreement [Member] | SkyPharm [Member]
Short term debt borrowing capacity												$ 2,664,960												$ 155,516